JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Australia — 11.0%
AGL Energy Ltd.	255,153	2,091,115
Altium Ltd.	27,109	697,580
Alumina Ltd.	514,670	496,814
Ampol Ltd.	50,986	1,129,169
Ansell Ltd.	57,853	939,516
ANZ Group Holdings Ltd.	27,074	469,712
APA Group	159,849	1,075,325
Aurizon Holdings Ltd.	134,391	344,419
BHP Group Ltd.	47,027	1,463,568
BlueScope Steel Ltd.	6,143	90,591
Charter Hall Group, REIT	40,708	313,768
Cochlear Ltd.	6,970	1,121,281
Coles Group Ltd.	137,278	1,678,719
CSR Ltd.	280,234	1,080,981
Dexus, REIT	229,923	1,272,576
EBOS Group Ltd.	7,823	187,472
Endeavour Group Ltd.	44,918	183,595
Flutter Entertainment plc *	5,101	1,015,269
Fortescue Metals Group Ltd.	79,595	1,170,105
Glencore plc	247,284	1,503,842
GPT Group (The), REIT	443,214	1,295,453
Harvey Norman Holdings Ltd. (a)	271,533	690,798
Iluka Resources Ltd.	35,286	243,719
Incitec Pivot Ltd.	274,948	559,302
JB Hi-Fi Ltd.	36,238	1,114,528
Lottery Corp. Ltd. (The)	339,964	1,183,039
Metcash Ltd.	371,919	900,616
Mirvac Group, REIT	215,316	339,403
New Hope Corp. Ltd.	162,241	581,027
Origin Energy Ltd.	286,240	1,629,574
Pilbara Minerals Ltd.	99,149	324,371
Ramsay Health Care Ltd.	19,041	754,562
REA Group Ltd.	3,302	350,057
Rio Tinto Ltd.	16,556	1,310,984
Rio Tinto plc	21,058	1,391,887
Santos Ltd.	273,333	1,470,803
Sonic Healthcare Ltd.	60,637	1,432,719
South32 Ltd.	364,523	959,861
Stockland, REIT	266,536	757,504
Tabcorp Holdings Ltd.	715,842	507,807
Telstra Group Ltd.	442,848	1,267,526
Treasury Wine Estates Ltd.	154,587	1,170,019
Vicinity Ltd., REIT	644,784	857,308
Wesfarmers Ltd.	42,577	1,422,589
Whitehaven Coal Ltd.	304,691	1,423,671
WiseTech Global Ltd.	20,557	1,187,147
Woodside Energy Group Ltd.	60,979	1,571,745

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Woolworths Group Ltd.	32,279	838,249
Yancoal Australia Ltd. (a)	89,324	306,729
		46,168,414
Austria — 0.5%
Mondi plc	79,364	1,392,092
OMV AG	17,494	788,176
		2,180,268
Belgium — 0.3%
D'ieteren Group	830	144,956
Proximus SADP	60,684	465,251
Solvay SA	4,430	532,036
		1,142,243
Brazil — 0.3%
Yara International ASA	31,719	1,295,468
Burkina Faso — 0.1%
Endeavour Mining plc	12,883	310,430
Cambodia — 0.0% ^
NagaCorp Ltd. *	72,945	45,949
Chile — 0.4%
Antofagasta plc	73,795	1,587,315
China — 1.5%
Budweiser Brewing Co. APAC Ltd. (b)	353,406	861,999
Chow Tai Fook Jewellery Group Ltd.	132,357	231,083
Lenovo Group Ltd.	1,696,000	1,952,417
SITC International Holdings Co. Ltd.	117,917	258,375
Want Want China Holdings Ltd.	1,477,152	1,030,126
Wilmar International Ltd.	427,100	1,241,039
Xinyi Glass Holdings Ltd.	456,000	758,828
		6,333,867
Denmark — 0.7%
Carlsberg A/S, Class B	9,002	1,350,139
DSV A/S	314	62,844
Novo Nordisk A/S, Class B	10,261	1,654,609
		3,067,592
Finland — 1.0%
Elisa OYJ	24,783	1,292,816
Kesko OYJ, Class B	40,060	801,548
Orion OYJ, Class B	13,449	516,860
Stora Enso OYJ, Class R	61,995	760,012
UPM-Kymmene OYJ	30,040	994,555
		4,365,791
France — 4.5%
Air Liquide SA	2,371	426,291
Arkema SA	9,214	993,629

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Capgemini SE	7,767	1,407,525
Carrefour SA	84,310	1,685,453
Covivio SA, REIT	10,049	485,182
Danone SA	21,955	1,340,720
Eiffage SA	14,537	1,512,394
Engie SA	52,932	868,367
EssilorLuxottica SA	1,282	257,907
Gecina SA, REIT	11,373	1,229,564
Klepierre SA, REIT	58,575	1,554,795
Orange SA	118,649	1,341,189
Pernod Ricard SA	5,233	1,153,728
Publicis Groupe SA	15,788	1,272,914
TotalEnergies SE	24,750	1,503,724
Unibail-Rodamco-Westfield, REIT *	4,860	275,381
Vinci SA	11,927	1,400,795
Vivendi SE	40,975	365,839
		19,075,397
Germany — 2.5%
Bayerische Motoren Werke AG	10,437	1,272,791
Covestro AG * (b)	7,436	399,453
Deutsche Telekom AG (Registered)	77,170	1,682,401
E.ON SE	25,856	327,087
Fresenius Medical Care AG & Co. KGaA	18,366	953,829
Hannover Rueck SE	1,828	390,048
Hella GmbH & Co. KGaA	3,335	264,277
Infineon Technologies AG	5,021	220,600
LEG Immobilien SE *	7,024	496,615
Mercedes-Benz Group AG	19,337	1,544,309
Merck KGaA	4,502	791,114
SAP SE	10,667	1,455,103
Telefonica Deutschland Holding AG	329,839	888,712
		10,686,339
Hong Kong — 3.1%
ASMPT Ltd.	50,700	494,533
CK Asset Holdings Ltd.	246,766	1,429,040
CK Infrastructure Holdings Ltd.	259,000	1,372,530
CLP Holdings Ltd.	136,500	1,112,630
Hong Kong & China Gas Co. Ltd.	425,393	364,926
Hutchison Port Holdings Trust	1,536,400	284,401
MTR Corp. Ltd.	122,000	562,213
New World Development Co. Ltd.	67,750	167,544
Orient Overseas International Ltd.	75,500	1,261,622
PCCW Ltd.	1,670,000	853,871
Power Assets Holdings Ltd.	278,500	1,459,681
Sun Hung Kai Properties Ltd.	95,000	1,192,880
Swire Pacific Ltd., Class A	97,000	810,846
WH Group Ltd. (b)	2,005,743	1,094,715

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Wharf Real Estate Investment Co. Ltd.	43,000	230,758
Yue Yuen Industrial Holdings Ltd.	187,000	250,553
		12,942,743
Indonesia — 0.0% ^
First Pacific Co. Ltd.	314,000	113,845
Ireland — 0.5%
CRH plc	28,648	1,706,588
Smurfit Kappa Group plc	12,976	513,473
		2,220,061
Italy — 2.3%
A2A SpA	252,525	481,807
Assicurazioni Generali SpA	27,463	584,976
Banca Mediolanum SpA	35,500	344,951
Coca-Cola HBC AG	53,107	1,562,565
Eni SpA	76,279	1,164,541
Italgas SpA	186,949	1,101,475
Poste Italiane SpA (b)	90,740	1,036,568
Recordati Industria Chimica e Farmaceutica SpA	15,528	801,867
Snam SpA	40,801	214,481
Terna - Rete Elettrica Nazionale	128,828	1,088,468
UniCredit SpA	56,170	1,422,239
		9,803,938
Japan — 28.9%
Activia Properties, Inc., REIT	160	465,943
Advance Residence Investment Corp., REIT	151	367,931
Advantest Corp.	3,400	470,254
Aeon Mall Co. Ltd.	21,500	265,730
AEON REIT Investment Corp., REIT (a)	425	447,385
Ajinomoto Co., Inc.	40,000	1,558,596
Alfresa Holdings Corp.	48,800	778,250
Anritsu Corp.	42,800	336,992
Aozora Bank Ltd. (a)	15,100	310,542
Asahi Group Holdings Ltd.	30,200	1,187,140
Astellas Pharma, Inc.	99,000	1,447,613
Canon Marketing Japan, Inc.	31,300	821,446
Canon, Inc.	63,100	1,630,844
Capcom Co. Ltd.	38,700	1,740,223
Chubu Electric Power Co., Inc.	130,400	1,633,626
Chugai Pharmaceutical Co. Ltd.	47,000	1,398,779
COMSYS Holdings Corp.	42,800	855,514
Cosmo Energy Holdings Co. Ltd.	50,500	1,565,761
Dai Nippon Printing Co. Ltd.	25,300	719,178
Daito Trust Construction Co. Ltd.	16,500	1,774,881
Daiwa House REIT Investment Corp., REIT	272	535,522
Daiwa Securities Group, Inc.	190,500	1,032,683
DIC Corp.	6,500	122,698

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Dowa Holdings Co. Ltd.	12,600	406,928
Electric Power Development Co. Ltd.	97,100	1,536,171
ENEOS Holdings, Inc.	194,100	704,222
Fuji Media Holdings, Inc.	10,900	120,692
FUJIFILM Holdings Corp.	22,400	1,300,671
Fukuoka Financial Group, Inc.	11,700	281,919
H.U. Group Holdings, Inc.	35,000	691,026
Hachijuni Bank Ltd. (The)	81,600	420,415
Hikari Tsushin, Inc.	5,000	741,936
Hoya Corp.	500	58,230
Hulic Co. Ltd.	62,100	528,732
Idemitsu Kosan Co. Ltd.	42,837	904,582
Iida Group Holdings Co. Ltd.	11,700	205,247
Inpex Corp.	128,300	1,656,638
ITOCHU Corp.	44,600	1,803,861
Itochu Techno-Solutions Corp.	13,000	329,474
Iwatani Corp.	19,400	1,035,558
Japan Metropolitan Fund Invest, REIT	1,330	912,244
Japan Post Holdings Co. Ltd.	156,600	1,143,586
Japan Post Insurance Co. Ltd.	71,900	1,161,917
Japan Real Estate Investment Corp., REIT	16	64,354
Japan Tobacco, Inc.	71,900	1,595,433
Kajima Corp.	34,500	545,185
Kaken Pharmaceutical Co. Ltd.	8,400	209,148
Kaneka Corp.	1,600	47,142
Kansai Electric Power Co., Inc. (The)	136,800	1,797,180
Kawasaki Kisen Kaisha Ltd.	27,200	820,206
KDDI Corp.	50,500	1,486,301
Kinden Corp.	21,600	297,899
Kobe Steel Ltd.	140,500	1,536,696
K's Holdings Corp.	82,500	757,209
Kuraray Co. Ltd.	27,300	274,708
Kyowa Kirin Co. Ltd.	41,500	792,471
Kyushu Electric Power Co., Inc. *	89,300	606,349
Lawson, Inc.	26,400	1,324,615
Lintec Corp.	27,000	445,605
Mani, Inc.	19,500	250,761
Marubeni Corp.	107,600	1,905,058
Matsui Securities Co. Ltd.	2,600	14,691
MatsukiyoCocokara & Co.	24,700	1,445,484
Mebuki Financial Group, Inc.	102,100	271,249
Medipal Holdings Corp.	55,800	956,777
MEIJI Holdings Co. Ltd.	46,700	1,078,953
Mitsubishi Chemical Group Corp.	135,600	811,136
Mitsubishi Corp.	23,300	1,192,179
Mitsubishi Gas Chemical Co., Inc.	27,200	407,960
Mitsubishi HC Capital, Inc.	213,700	1,413,705
Mitsubishi UFJ Financial Group, Inc.	128,200	1,032,299

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Mitsui & Co. Ltd.	48,700	1,900,766
Mitsui Fudosan Co. Ltd.	50,500	1,037,520
Mitsui Mining & Smelting Co. Ltd.	31,200	737,468
Morinaga Milk Industry Co. Ltd.	4,100	138,090
MS&AD Insurance Group Holdings, Inc.	19,500	725,270
Nifco, Inc.	4,900	146,048
Nintendo Co. Ltd.	31,100	1,406,801
Nippon Electric Glass Co. Ltd.	9,600	174,371
Nippon Shinyaku Co. Ltd.	4,200	169,846
Nippon Shokubai Co. Ltd.	6,500	250,228
Nippon Steel Corp.	67,400	1,540,520
Nippon Telegraph & Telephone Corp.	1,348,500	1,546,350
Nippon Yusen KK	38,000	924,394
Nisshin Seifun Group, Inc.	7,200	89,287
Nissin Foods Holdings Co. Ltd.	12,700	1,070,808
Niterra Co. Ltd.	58,100	1,228,526
Nitto Denko Corp.	19,400	1,379,554
NOF Corp.	8,700	375,437
Nomura Real Estate Holdings, Inc.	64,400	1,597,316
Nomura Real Estate Master Fund, Inc., REIT	423	503,259
Obayashi Corp.	60,600	560,298
Ono Pharmaceutical Co. Ltd.	58,200	1,066,534
Open House Group Co. Ltd.	29,300	1,114,933
ORIX Corp.	66,100	1,271,535
Osaka Gas Co. Ltd.	89,400	1,406,695
Otsuka Holdings Co. Ltd.	41,300	1,518,490
Resona Holdings, Inc.	251,700	1,370,276
Rohto Pharmaceutical Co. Ltd.	13,500	287,747
Sankyo Co. Ltd.	19,400	820,651
Sapporo Holdings Ltd.	4,100	108,020
Sawai Group Holdings Co. Ltd.	8,900	221,675
SBI Holdings, Inc.	2,700	57,017
SCREEN Holdings Co. Ltd.	14,900	1,609,936
SCSK Corp.	27,300	453,864
Seiko Epson Corp. (a)	38,900	638,804
Sekisui Chemical Co. Ltd.	29,900	454,166
Sekisui House Ltd.	44,600	909,916
Sekisui House REIT, Inc., REIT	727	431,526
Shimamura Co. Ltd.	4,500	445,661
Shionogi & Co. Ltd.	25,500	1,068,656
Ship Healthcare Holdings, Inc.	7,300	118,234
Skylark Holdings Co. Ltd. *	34,900	451,588
SoftBank Corp.	143,100	1,589,055
SoftBank Group Corp.	27,600	1,403,803
Sojitz Corp.	78,320	1,859,495
Sugi Holdings Co. Ltd.	7,800	347,729
SUMCO Corp.	29,000	422,586
Sumitomo Chemical Co. Ltd.	393,000	1,212,074

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Mitsui Financial Group, Inc.	31,500	1,475,828
Sumitomo Pharma Co. Ltd.	49,300	204,348
Suntory Beverage & Food Ltd.	26,600	946,881
Suzuken Co. Ltd.	4,700	137,229
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	100,249
Takeda Pharmaceutical Co. Ltd.	50,500	1,544,030
Teijin Ltd.	43,800	468,473
TIS, Inc.	3,800	96,382
Toho Gas Co. Ltd.	19,500	365,361
Tohoku Electric Power Co., Inc. *	182,700	1,215,178
Tokyo Electron Ltd.	10,700	1,605,932
Tokyo Gas Co. Ltd.	72,800	1,650,819
Tokyo Tatemono Co. Ltd.	85,900	1,147,924
Tokyu Fudosan Holdings Corp.	194,000	1,153,319
Tosoh Corp.	55,300	722,808
Toyo Suisan Kaisha Ltd.	23,100	955,466
Toyota Boshoku Corp.	16,000	291,919
Trend Micro, Inc.	11,700	552,775
Tsumura & Co.	22,700	422,441
UBE Corp.	42,800	781,193
United Urban Investment Corp., REIT	379	409,082
USS Co. Ltd.	53,100	920,759
Yakult Honsha Co. Ltd.	12,600	699,122
Yamada Holdings Co. Ltd.	125,000	377,642
Yamaguchi Financial Group, Inc.	3,900	30,328
Yamaha Motor Co. Ltd.	59,500	1,745,070
Yokohama Rubber Co. Ltd. (The)	36,700	822,941
Zeon Corp.	17,900	193,056
		121,991,711
Jordan — 0.4%
Hikma Pharmaceuticals plc	66,243	1,778,948
Luxembourg — 0.1%
RTL Group SA	13,061	564,171
Mexico — 0.1%
Fresnillo plc	61,953	490,993
Netherlands — 3.4%
ABN AMRO Bank NV, CVA (b)	58,298	991,253
ASML Holding NV	1,377	986,302
ASR Nederland NV	29,645	1,343,790
BE Semiconductor Industries NV	8,573	1,023,604
Heineken Holding NV	14,112	1,156,834
Heineken NV	4,978	487,254
Koninklijke Ahold Delhaize NV	50,789	1,750,627
Koninklijke KPN NV	469,392	1,698,380
NN Group NV	33,908	1,299,861
OCI NV	11,917	339,632

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Shell plc	49,524	1,500,962
Wolters Kluwer NV	13,002	1,632,740
		14,211,239
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	70,023	1,069,045
Spark New Zealand Ltd.	371,990	1,197,639
		2,266,684
Norway — 1.0%
Aker BP ASA	7,976	223,428
DNB Bank ASA	19,921	410,522
Equinor ASA	39,424	1,205,920
Mowi ASA	5,940	104,425
Norsk Hydro ASA	187,144	1,225,685
Orkla ASA	80,031	631,511
Salmar ASA	317	14,645
Telenor ASA	39,722	425,222
		4,241,358
Poland — 0.2%
ORLEN SA *	34,394	613,024
Portugal — 0.3%
Jeronimo Martins SGPS SA	51,964	1,414,761
Russia — 0.0% ^
Evraz plc ‡ *	393,430	20,671
Singapore — 3.8%
CapitaLand Ascendas, REIT	593,542	1,255,119
CapitaLand Integrated Commercial Trust, REIT	1,037,608	1,593,024
City Developments Ltd.	33,900	188,630
ComfortDelGro Corp. Ltd.	239,400	227,057
DBS Group Holdings Ltd.	62,900	1,622,634
Jardine Cycle & Carriage Ltd.	24,800	640,084
Keppel Corp. Ltd.	238,700	1,325,557
Mapletree Logistics Trust, REIT	243,900	310,066
Mapletree Pan Asia Commercial Trust, REIT	198,200	246,169
Oversea-Chinese Banking Corp. Ltd.	136,000	1,361,055
Sembcorp Industries Ltd.	474,900	1,946,796
Singapore Airlines Ltd.	139,600	790,838
Singapore Telecommunications Ltd.	693,300	1,390,805
STMicroelectronics NV	14,071	752,607
Suntec, REIT	1,157,900	1,123,594
Venture Corp. Ltd.	109,100	1,229,985
		16,004,020
South Africa — 0.3%
Anglo American plc	39,813	1,224,321
South Korea — 7.4%
Daewoo Engineering & Construction Co. Ltd. *	68,395	242,621

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
DB Insurance Co. Ltd.	3,550	209,913
DL Holdings Co. Ltd.	6,047	186,142
Doosan Bobcat, Inc.	6,083	279,036
E-MART, Inc.	2,682	159,197
F&F Co. Ltd.	3,777	306,648
GS Engineering & Construction Corp.	33,139	380,177
GS Holdings Corp.	5,995	177,149
GS Retail Co. Ltd.	18,969	316,016
Hana Financial Group, Inc.	43,592	1,343,310
Hanwha Aerospace Co. Ltd.	12,659	1,214,502
Hanwha Corp.	17,463	422,688
Hanwha Life Insurance Co. Ltd. *	103,567	192,109
HD Hyundai Infracore Co. Ltd.	56,475	546,226
Hite Jinro Co. Ltd.	13,115	208,785
Hyundai Department Store Co. Ltd.	2,016	87,622
Hyundai Mobis Co. Ltd.	2,840	518,914
Industrial Bank of Korea	101,862	830,439
KB Financial Group, Inc.	38,632	1,547,266
Kia Corp.	23,258	1,509,428
Korea Gas Corp. *	24,131	469,617
Korea Investment Holdings Co. Ltd.	2,994	114,727
Korean Air Lines Co. Ltd.	26,298	507,610
KT&G Corp.	24,205	1,566,256
LG Corp.	20,298	1,328,795
LG Innotek Co. Ltd.	5,528	1,146,258
LG Uplus Corp.	52,779	414,260
Mirae Asset Securities Co. Ltd.	20,415	110,980
NAVER Corp.	996	177,455
NH Investment & Securities Co. Ltd.	30,162	234,236
NongShim Co. Ltd.	919	285,937
Orion Corp.	10,124	901,090
POSCO Holdings, Inc.	4,453	2,243,784
Posco International Corp.	23,755	1,680,975
Samsung Electronics Co. Ltd.	29,654	1,623,636
Samsung Engineering Co. Ltd. *	24,705	716,619
Samsung Fire & Marine Insurance Co. Ltd.	3,461	661,559
Samsung Securities Co. Ltd.	17,864	503,064
SK Hynix, Inc.	18,908	1,831,146
SK Square Co. Ltd. *	5,631	196,048
S-Oil Corp.	5,014	294,744
Woori Financial Group, Inc.	162,683	1,486,788
Yuhan Corp.	33,203	1,899,740
		31,073,512
Spain — 2.3%
Acciona SA	5,601	839,583
Enagas SA	41,672	739,533
Endesa SA	70,321	1,507,179

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Iberdrola SA	131,525	1,641,633
Industria de Diseno Textil SA	17,967	687,738
Merlin Properties Socimi SA, REIT	56,760	528,945
Naturgy Energy Group SA	53,555	1,632,931
Redeia Corp. SA	43,715	731,162
Repsol SA	53,203	812,273
Telefonica SA	168,330	717,215
		9,838,192
Sweden — 2.2%
Boliden AB	34,297	1,008,650
Castellum AB (a)	114,711	1,306,342
Fastighets AB Balder, Class B *	60,225	281,038
Getinge AB, Class B	19,843	369,735
H & M Hennes & Mauritz AB, Class B	38,720	651,262
Hexagon AB, Class B	74,519	722,522
Investor AB, Class B	19,042	388,914
Sagax AB, Class B	20,500	455,216
Securitas AB, Class B	109,497	932,014
Skanska AB, Class B	33,950	541,482
SSAB AB, Class B	67,580	413,451
Tele2 AB, Class B	138,972	1,045,703
Telia Co. AB	76,074	163,482
Trelleborg AB, Class B	34,538	919,493
		9,199,304
Switzerland — 1.4%
Kuehne + Nagel International AG (Registered)	2,137	668,659
Novartis AG (Registered)	16,185	1,694,525
PSP Swiss Property AG (Registered)	2,127	250,646
Sonova Holding AG (Registered)	1,964	547,455
Swiss Prime Site AG (Registered)	9,519	921,529
Swisscom AG (Registered)	2,526	1,624,359
		5,707,173
United Kingdom — 15.8%
3i Group plc	65,042	1,650,193
abrdn plc	236,299	703,219
Admiral Group plc	22,872	624,475
Ashtead Group plc	2,031	150,261
Associated British Foods plc	57,999	1,526,361
AstraZeneca plc	11,425	1,641,502
Auto Trader Group plc (b)	122,847	1,018,841
Aviva plc	223,692	1,114,470
B&M European Value Retail SA	181,811	1,291,388
BAE Systems plc	135,736	1,623,275
Barratt Developments plc	119,983	702,334
BP plc	186,509	1,157,186
British American Tobacco plc	43,024	1,446,816

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
British Land Co. plc (The), REIT	247,586	1,074,326
BT Group plc	816,285	1,279,108
Bunzl plc	34,630	1,283,664
Burberry Group plc	43,621	1,245,172
Centrica plc	1,054,089	1,868,007
CK Hutchison Holdings Ltd.	79,756	491,882
Compass Group plc	14,727	383,162
ConvaTec Group plc (b)	489,953	1,312,654
Croda International plc	15,309	1,159,094
Dechra Pharmaceuticals plc	1,977	94,249
Derwent London plc, REIT	35,445	963,201
Diageo plc	31,766	1,386,341
Direct Line Insurance Group plc	330,710	638,619
DS Smith plc	158,505	630,192
HSBC Holdings plc	220,875	1,834,680
IMI plc	53,920	1,127,329
Imperial Brands plc	65,459	1,546,498
Informa plc	135,406	1,317,485
InterContinental Hotels Group plc	13,013	961,755
Intertek Group plc	11,376	637,266
J Sainsbury plc	428,769	1,526,626
Johnson Matthey plc	44,644	1,032,498
Land Securities Group plc, REIT	154,498	1,283,074
Legal & General Group plc	480,655	1,440,460
M&G plc	190,377	490,392
National Grid plc	24,809	328,839
NatWest Group plc	360,905	1,132,896
Next plc	16,137	1,459,445
Pearson plc	137,756	1,523,797
Phoenix Group Holdings plc	96,896	684,582
Rentokil Initial plc	64,778	528,210
Rightmove plc	214,130	1,568,929
Rolls-Royce Holdings plc *	128,810	305,426
Sage Group plc (The)	133,567	1,606,622
Segro plc, REIT	40,791	399,734
Severn Trent plc	26,403	865,330
Smith & Nephew plc	40,900	622,212
Smiths Group plc	76,170	1,661,242
SSE plc (a)	68,284	1,476,515
St. James's Place plc	4,557	55,008
Standard Chartered plc	65,274	626,993
Tate & Lyle plc	136,484	1,307,545
Taylor Wimpey plc	421,212	618,281
Tesco plc	486,324	1,610,741
Unilever plc	30,669	1,647,935
UNITE Group plc (The), REIT	39,798	496,901
United Utilities Group plc	122,506	1,570,962
Vodafone Group plc	1,265,647	1,203,961

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Wise plc, Class A *	29,707	296,294
WPP plc	117,949	1,287,855
		66,544,310
United States — 2.7%
CSL Ltd.	7,637	1,375,548
Ferguson plc	10,816	1,739,435
GSK plc	93,622	1,666,582
Haleon plc	389,407	1,680,846
Holcim Ltd.	18,832	1,312,533
Roche Holding AG	4,605	1,427,787
Sanofi	6,188	660,164
Schneider Electric SE	3,855	687,624
Sims Ltd.	69,864	712,664
		11,263,183
Total Common Stocks (Cost $428,536,267)		419,787,235
Short-Term Investments — 0.9%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (c) (d)(Cost $294,981)	294,922	294,981
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	1,258,726	1,258,977
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	2,297,066	2,297,066
Total Investment of Cash Collateral from Securities Loaned (Cost $3,556,043)		3,556,043
Total Short-Term Investments (Cost $3,851,024)		3,851,024
Total Investments — 100.4% (Cost $432,387,291)		423,638,259
Liabilities in Excess of Other Assets — (0.4)%		(1,538,831)
NET ASSETS — 100.0%		422,099,428

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Dutch Certification
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $3,380,885.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	5.9%
Metals & Mining	5.3
Oil, Gas & Consumable Fuels	5.1
Banks	4.8
Diversified Telecommunication Services	4.3
Electric Utilities	4.3
Consumer Staples Distribution & Retail	3.8
Real Estate Management & Development	3.6
Food Products	3.6
Chemicals	3.4
Trading Companies & Distributors	3.2
Insurance	3.1
Beverages	2.7
Semiconductors & Semiconductor Equipment	2.2
Diversified REITs	2.1
Gas Utilities	2.1
Multi-Utilities	1.9
Technology Hardware, Storage & Peripherals	1.7
Construction & Engineering	1.7
Industrial Conglomerates	1.6
Wireless Telecommunication Services	1.6
Health Care Equipment & Supplies	1.5
Tobacco	1.5
Automobiles	1.4
Health Care Providers & Services	1.4
Retail REITs	1.4
Software	1.3
Specialty Retail	1.2
Broadline Retail	1.2
Media	1.2
Hotels, Restaurants & Leisure	1.1
Capital Markets	1.1
Electronic Equipment, Instruments & Components	1.0
Financial Services	1.0
Construction Materials	1.0
Others (each less than 1.0%)	13.8
Short-Term Investments	0.9

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	14	09/15/2023	USD	1,544,200	52,146

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$46,168,414	$—	$46,168,414
Austria	—	2,180,268	—	2,180,268
Belgium	—	1,142,243	—	1,142,243
Brazil	—	1,295,468	—	1,295,468
Burkina Faso	—	310,430	—	310,430
Cambodia	—	45,949	—	45,949
Chile	—	1,587,315	—	1,587,315
China	—	6,333,867	—	6,333,867
Denmark	—	3,067,592	—	3,067,592
Finland	—	4,365,791	—	4,365,791
France	—	19,075,397	—	19,075,397
Germany	—	10,686,339	—	10,686,339
Hong Kong	—	12,942,743	—	12,942,743
Indonesia	—	113,845	—	113,845
Ireland	2,220,061	—	—	2,220,061
Italy	—	9,803,938	—	9,803,938
Japan	—	121,991,711	—	121,991,711
Jordan	—	1,778,948	—	1,778,948
Luxembourg	—	564,171	—	564,171
Mexico	—	490,993	—	490,993
Netherlands	—	14,211,239	—	14,211,239
New Zealand	—	2,266,684	—	2,266,684
Norway	—	4,241,358	—	4,241,358
Poland	—	613,024	—	613,024
Portugal	—	1,414,761	—	1,414,761
Russia	—	—	20,671	20,671
Singapore	—	16,004,020	—	16,004,020
South Africa	—	1,224,321	—	1,224,321
South Korea	—	31,073,512	—	31,073,512
Spain	—	9,838,192	—	9,838,192
Sweden	—	9,199,304	—	9,199,304
Switzerland	—	5,707,173	—	5,707,173
United Kingdom	1,307,545	65,236,765	—	66,544,310
United States	—	11,263,183	—	11,263,183
Total Common Stocks	3,527,606	416,238,958	20,671	419,787,235
Short-Term Investments
Investment Companies	294,981	—	—	294,981
Investment of Cash Collateral from Securities Loaned	3,556,043	—	—	3,556,043
Total Short-Term Investments	3,851,024	—	—	3,851,024
Total Investments in Securities	$7,378,630	$416,238,958	$20,671	$423,638,259
Appreciation in Other Financial Instruments
Futures Contracts	$52,146	$—	$—	$52,146

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$569,398	$45,381,381	$45,656,942	$1,112	$32	$294,981	294,922	$35,752	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	2,258,925	55,999,999	57,000,000	1,208	(1,155)	1,258,977	1,258,726	251,690	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	1,789,624	76,827,179	76,319,737	—	—	2,297,066	2,297,066	72,608	—
Total	$4,617,947	$178,208,559	$178,976,679	$2,320	$(1,123)	$3,851,024		$360,050	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.